The amortized cost and fair value of securities available-for-sale and held-to-maturity (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Amortized Cost
U.S. Government agencies		$ 143,897
Available for sale securities
U.S. Government agencies		143,897
U.S. Government sponsored agency mortgage backed securities		131,917
States and political subdivisions		47,273
Total available for sale securities	346,892	339,971
Held to maturity securities
States and political subdivisions		31,755
Available for sale securities
U.S. Government sponsored agency mortgage backed securities	168,045
States and political subdivisions	45,237
Corporate bonds	20,747
Held to maturity securities
States and political subdivisions {3}	27,839
Gross Unrealized Gains
U.S. Government agencies		400
Available for sale securities
U.S. Government agencies		400
U.S. Government sponsored agency mortgage backed securities		1,856
States and political subdivisions		3,306
Total available for sale securities	1,547	6,091
Held to maturity securities
States and political subdivisions		1,665
Available for sale securities
U.S. Government sponsored agency mortgage backed securities	27
States and political subdivisions	1,240
Corporate bonds	280
Held to maturity securities
States and political subdivisions {3}	756
Gross Unrealized Losses
U.S. Government agencies		280
Available for sale securities
U.S. Government agencies		280
U.S. Government sponsored agency mortgage backed securities		55
Total available for sale securities	18,725	344
Available for sale securities
U.S. Government sponsored agency mortgage backed securities	10,649
States and political subdivisions	140
Corporate bonds	145
Fair Value
U.S. Government agencies		144,017
Available for sale securities
U.S. Government agencies		144,017
U.S. Government sponsored agency mortgage backed securities		133,718
States and political subdivisions		50,579
Total available for sale securities	329,714	345,718
Held to maturity securities
States and political subdivisions		33,420
Investments in debt securities reported less than their historical cost		83,579
Percentage of Investments in debt securities reported less than their historical cost		75.00%
Available for sale securities
U.S. Government sponsored agency mortgage backed securities	157,423
States and political subdivisions	46,337
Corporate bonds	20,882
Held to maturity securities
States and political subdivisions {3}	28,595
Investments in debt securities reported less than their historical cost	$ 269,691
Percentage of Investments in debt securities reported less than their historical cost	22.00%